RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to related parties	$ 888,484	$ 588,377
Arnold Kondrat [Member]
Related Party Transaction [Line Items]
Due to related parties	457,127	359,938
Loncor Gold Inc. [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Due to related parties	431,357	228,439
Loncor Gold Inc. [Member] | Operating Expense [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 63,963	$ 68,660